General Information / Summary of Significant Accounting Policies General Information / Summary of Significant Accounting Policies - New accounting policies (Details) - EUR (€)
€ / shares in Units, € in Millions, shares in Millions
		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Jan. 01, 2018	Jan. 01, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents		€ 3,121.1		€ 2,259.0	[1],[2]	€ 2,906.9	[2]			€ 2,458.7	[2]
Net Sales	[3]	€ 10,944.0		8,962.7	[4]	6,875.1	[4]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The following tables summarize the impacts of the adoption of ASC 606 on our Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2017:

Consolidated Statements of Operations
Year ended December 31, 2017	As previously reported	Adoption of ASC 606	As adjusted
(in millions, except per share data)	EUR	EUR	EUR

Net system sales	6,373.7	50.7	6,424.4
Net service and field option sales	2,679.1	(140.8)	2,538.3
Total net sales	9,052.8	(90.1)	8,962.7

Cost of system sales	(3,459.0)	19.1	(3,439.9)
Cost of service and field option sales	(1,517.1)	14.5	(1,502.6)
Total cost of sales	(4,976.1)	33.6	(4,942.5)

Gross profit	4,076.7	(56.5)	4,020.2

Other income	95.8	—	95.8
Research and development costs	(1,259.7)	—	(1,259.7)
Selling, general and administrative costs	(416.6)	—	(416.6)
Income from operations	2,496.2	(56.5)	2,439.7

Interest and other, net	(50.3)	—	(50.3)
Income before income taxes	2,445.9	(56.5)	2,389.4

Provision for income taxes	(310.7)	4.7	(306.0)
Income after income taxes	2,135.2	(51.8)	2,083.4

Profit (loss) related to equity method investments	(16.7)	—	(16.7)
Net income	2,118.5	(51.8)	2,066.7

Basic net income per ordinary share	4.93		4.81
Diluted net income per ordinary share	4.91		4.79
Number of ordinary shares used in computing per share amounts
Basic	429.8		429.8
Diluted	431.6		431.6

Consolidated Statements of Comprehensive Income
Year ended December 31, 2017	As previously reported	Adoption of ASC 606	As adjusted
(in millions)	EUR	EUR	EUR

Net income	2,118.5	(51.8)	2,066.7

Other comprehensive income:

Proportionate share of other comprehensive income from equity method investments	(1.0)	—	(1.0)

Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation and effective portion of hedges on net investments	(329.0)	—	(329.0)
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	(16.6)	—	(16.6)
Transfers to net income	(3.1)	—	(3.1)
Other comprehensive income, net of taxes	(349.7)	—	(349.7)

Total comprehensive income, net of taxes	1,768.8	(51.8)	1,717.0
Attributable to equity holders	1,768.8	(51.8)	1,717.0

The following table summarizes the impacts of the adoption of ASC 606 on our Consolidated Balance Sheets as of December 31, 2017:

Consolidated Balance Sheets
As of December 31, 2017	As previously reported	Adoption of ASC 606	As adjusted
(in millions, except share and per share data)	EUR	EUR	EUR

Assets
Cash and cash equivalents	2,259.0	—	2,259.0
Short-term investments	1,029.3	—	1,029.3
Accounts receivable, net	1,772.3	(32.0)	1,740.3
Finance receivables, net	59.1	—	59.1
Current tax assets	61.6	—	61.6
Contract assets	—	270.4	270.4
Inventories, net	2,958.4	(2.8)	2,955.6
Other assets	867.3	(356.8)	510.5
Total current assets	9,007.0	(121.2)	8,885.8

Finance receivables, net	264.9	—	264.9
Deferred tax assets	31.7	—	31.7
Other assets	602.7	—	602.7
Equity method investments	982.2	—	982.2
Goodwill	4,541.1	—	4,541.1
Other intangible assets, net	1,166.0	—	1,166.0
Property, plant and equipment, net	1,600.8	—	1,600.8
Right-of-use assets	—	—	—
Total non-current assets	9,189.4	—	9,189.4

Total assets	18,196.4	(121.2)	18,075.2

Liabilities and shareholders’ equity
Accounts payable	837.3	—	837.3
Accrued and other liabilities	2,327.4	(1,734.6)	592.8
Current tax liabilities	152.0	—	152.0
Current portion of long-term debt	25.2	—	25.2
Contract liabilities	—	1,530.0	1,530.0
Total current liabilities	3,341.9	(204.6)	3,137.3

Long-term debt	3,000.1	—	3,000.1
Deferred and other tax liabilities	327.9	13.2	341.1
Contract liabilities	—	622.0	622.0
Accrued and other liabilities	850.3	(652.0)	198.3
Total non-current liabilities	4,178.3	(16.8)	4,161.5

Total liabilities	7,520.2	(221.4)	7,298.8

Issued and outstanding shares	38.8	—	38.8
Share premium	3,732.5	—	3,732.5
Treasury shares at cost	(557.9)	—	(557.9)
Retained earnings	5,092.8	152.0	5,244.8
Earnings current year	2,118.5	(51.8)	2,066.7
Accumulated other comprehensive income	251.5	—	251.5
Total shareholders’ equity	10,676.2	100.2	10,776.4

Total liabilities and shareholders’ equity	18,196.4	(121.2)	18,075.2

The following tables summarize the impacts of the adoption of ASC 606 on our Consolidated Statements of Cash Flows for the for the year ended December 31, 2017:

Consolidated Statements of Cash Flows
Year ended December 31, 2017	As previously reported	Adoption of ASC 606	As adjusted
(in millions)	EUR	EUR	EUR

Cash Flows from Operating Activities
Net income	2,118.5	(51.8)	2,066.7
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	417.5	—	417.5
Impairment	9.0	—	9.0
Loss on disposal of property, plant and equipment	2.8	—	2.8
Share-based payments	53.1	—	53.1
Allowance for doubtful receivables	7.8	—	7.8
Allowance for obsolete inventory	120.1	—	120.1
Deferred income taxes	(7.6)	(0.8)	(8.4)
Equity method investments, net of income taxes	16.7	—	16.7
Changes in assets and liabilities:
Accounts receivable	(1,142.4)	6.0	(1,136.4)
Finance receivables	224.8	(61.3)	163.5
Inventories	(237.8)	(46.3)	(284.1)
Other assets	(389.8)	294.0	(95.8)
Accrued and other liabilities	491.2	(400.3)	90.9
Accounts payable	266.5	—	266.5
Current tax assets and liabilities	(151.8)	—	(151.8)
Contract assets and liabilities	—	260.5	260.5
Net cash provided by operating activities	1,798.6	—	1,798.6
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(338.9)	—	(338.9)
Purchase of intangible assets	(19.1)	—	(19.1)
Purchase of short-term investments	(1,129.3)	—	(1,129.3)
Maturity of short-term investments	1,250.0	—	1,250.0
Cash from (used for) derivative financial instruments	27.0	—	27.0
Loans issued and other investments	(0.6)	—	(0.6)
Repayment on loans	1.6	—	1.6
Acquisition of equity method investments	(1,019.7)	—	(1,019.7)
Dividend income from equity method investments	19.7	—	19.7
Acquisition of subsidiaries (net of cash acquired)	—	—	—
Net cash used in investing activities	(1,209.3)	—	(1,209.3)
Cash Flows from Financing Activities
Dividend paid	(516.7)	—	(516.7)
Purchase of treasury shares	(500.0)	—	(500.0)
Net proceeds from issuance of shares	50.6	—	50.6
Net proceeds from issuance of notes	—	—	—
Repayment of debt	(243.0)	—	(243.0)
Tax benefit (deficit) from share-based payments	—	—	—
Net cash used in financing activities	(1,209.1)	—	(1,209.1)
Net cash flows	(619.8)	—	(619.8)
Effect of changes in exchange rates on cash	(28.1)	—	(28.1)
Net increase (decrease) in cash and cash equivalents	(647.9)	—	(647.9)
Cash and cash equivalents at beginning of the year	2,906.9	—	2,906.9
Cash and cash equivalents at end of the year	2,259.0	—	2,259.0

The following tables summarize the impacts of the adoption of ASC 606 on our Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2016:

Consolidated Statements of Operations
Year ended December 31, 2016	As previously reported	Adoption of ASC 606	As adjusted
(in millions, except per share data)	EUR	EUR	EUR

Net system sales	4,672.0	46.9	4,718.9
Net service and field option sales	2,122.8	33.4	2,156.2
Total net sales	6,794.8	80.3	6,875.1

Cost of system sales	(2,468.2)	44.3	(2,423.9)
Cost of service and field option sales	(1,282.1)	(23.8)	(1,305.9)
Total cost of sales	(3,750.3)	20.5	(3,729.8)

Gross profit	3,044.5	100.8	3,145.3

Other income	93.8	—	93.8
Research and development costs	(1,105.8)	—	(1,105.8)
Selling, general and administrative costs	(374.8)	—	(374.8)
Income from operations	1,657.7	100.8	1,758.5

Interest and other, net	33.7	—	33.7
Income before income taxes	1,691.4	100.8	1,792.2

Provision for income taxes	(219.5)	(14.9)	(234.4)
Income after income taxes	1,471.9	85.9	1,557.8

Profit (loss) related to equity method investments	—	—	—
Net income	1,471.9	85.9	1,557.8

Basic net income per ordinary share	3.46		3.66
Diluted net income per ordinary share	3.44		3.64
Number of ordinary shares used in computing per share amounts
Basic	425.6		425.6
Diluted	427.7		427.7

Consolidated Statements of Comprehensive Income
Year ended December 31, 2016	As previously reported	Adoption of ASC 606	As adjusted
(in millions)	EUR	EUR	EUR

Net income	1,471.9	85.9	1,557.8

Other comprehensive income:

Proportionate share of other comprehensive income from equity method investments	—	—	—

Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation and effective portion of hedges on net investments	120.4	—	120.4
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	6.0	—	6.0
Transfers to net income	2.4	—	2.4
Other comprehensive income, net of taxes	128.8	—	128.8

Total comprehensive income, net of taxes	1,600.7	85.9	1,686.6
Attributable to equity holders	1,600.7	85.9	1,686.6

The following table summarizes the impacts of the adoption of ASC 606 on our Consolidated Balance Sheets as of December 31, 2016:

Consolidated Balance Sheets
As of December 31, 2016	As previously reported	Adoption of ASC 606	As adjusted
(in millions, except share and per share data)	EUR	EUR	EUR

Assets
Cash and cash equivalents	2,906.9	—	2,906.9
Short-term investments	1,150.0	—	1,150.0
Accounts receivable, net	700.2	(26.0)	674.2
Finance receivables, net	447.4	—	447.4
Current tax assets	11.6	—	11.6
Contract assets	—	91.6	91.6
Inventories, net	2,780.9	(49.1)	2,731.8
Deferred tax assets	—	—	—
Other assets	560.4	(62.8)	497.6
Total current assets	8,557.4	(46.3)	8,511.1

Finance receivables, net	117.2	(61.3)	55.9
Deferred tax assets	34.9	—	34.9
Contract assets	—	56.7	56.7
Other assets	612.3	—	612.3
Equity method investments	—	—	—
Goodwill	4,873.9	—	4,873.9
Other intangible assets, net	1,323.0	—	1,323.0
Property, plant and equipment, net	1,687.2	—	1,687.2
Right-of-use assets	—	—	—
Total non-current assets	8,648.5	(4.6)	8,643.9

Total assets	17,205.9	(50.9)	17,155.0

Liabilities and shareholders’ equity
Accounts payable	593.2	—	593.2
Accrued and other liabilities	2,237.8	(1,590.8)	647.0
Current tax liabilities	201.9	—	201.9
Current portion of long-term debt	247.7	—	247.7
Contract liabilities	—	1,386.4	1,386.4
Total current liabilities	3,280.6	(204.4)	3,076.2

Long-term debt	3,071.8	—	3,071.8
Deferred and other tax liabilities	396.9	14.0	410.9
Provisions	20.5	—	20.5
Contract liabilities	—	447.4	447.4
Accrued and other liabilities	615.7	(459.9)	155.8
Total non-current liabilities	4,104.9	1.5	4,106.4

Total liabilities	7,385.5	(202.9)	7,182.6

Issued and outstanding shares	39.4	—	39.4
Share premium	3,693.5	—	3,693.5
Treasury shares at cost	(796.2)	—	(796.2)
Retained earnings	4,810.6	66.1	4,876.7
Earnings current year	1,471.9	85.9	1,557.8
Accumulated other comprehensive income	601.2	—	601.2
Total shareholders’ equity	9,820.4	152.0	9,972.4

Total liabilities and shareholders’ equity	17,205.9	(50.9)	17,155.0

The following tables summarize the impacts of the adoption of ASC 606 on our Consolidated Statements of Cash Flows for the year ended December 31, 2016:

Consolidated Statements of Cash Flows
Year ended December 31, 2016	As previously reported	Adoption of ASC 606	As adjusted
(in millions)	EUR	EUR	EUR

Cash Flows from Operating Activities
Net income	1,471.9	85.9	1,557.8
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	356.9	—	356.9
Impairment	3.5	—	3.5
Loss on disposal of property, plant and equipment	5.2	—	5.2
Share-based payments	47.7	—	47.7
Allowance for doubtful receivables	3.2	—	3.2
Allowance for obsolete inventory	73.0	—	73.0
Deferred income taxes	(0.6)	14.0	13.4
Equity method investments, net of income taxes	—	—	—
Changes in assets and liabilities:
Accounts receivable	187.4	26.0	213.4
Finance receivables	(156.1)	61.3	(94.8)
Inventories	(43.7)	49.1	5.4
Other assets	(152.9)	62.8	(90.1)
Accrued and other liabilities	(273.9)	246.9	(27.0)
Accounts payable	50.9	—	50.9
Current tax assets and liabilities	93.4	—	93.4
Contract assets and liabilities	—	(546.0)	(546.0)
Net cash provided by operating activities	1,665.9	—	1,665.9
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(316.3)	—	(316.3)
Purchase of intangible assets	(8.4)	—	(8.4)
Purchase of short-term investments	(2,520.0)	—	(2,520.0)
Maturity of short-term investments	2,320.0	—	2,320.0
Cash from (used for) derivative financial instruments	(15.0)	—	(15.0)
Loans issued and other investments	—	—	—
Repayment on loans	(7.4)	—	(7.4)
Acquisition of equity method investments	—	—	—
Dividend income from equity method investments	—	—	—
Acquisition of subsidiaries (net of cash acquired)	(2,641.3)	—	(2,641.3)
Net cash used in investing activities	(3,188.4)	—	(3,188.4)
Cash Flows from Financing Activities
Dividend paid	(445.9)	—	(445.9)
Purchase of treasury shares	(400.0)	—	(400.0)
Net proceeds from issuance of shares	582.7	—	582.7
Net proceeds from issuance of notes	2,230.6	—	2,230.6
Repayment of debt	(4.7)	—	(4.7)
Tax benefit (deficit) from share-based payments	0.9	—	0.9
Net cash used in financing activities	1,963.6	—	1,963.6
Net cash flows	441.1	—	441.1
Effect of changes in exchange rates on cash	7.1	—	7.1
Net increase (decrease) in cash and cash equivalents	448.2	—	448.2
Cash and cash equivalents at beginning of the year	2,458.7	—	2,458.7
Cash and cash equivalents at end of the year	2,906.9	—	2,906.9

Cost of Goods and Services Sold		€ (5,914.8)		(4,942.5)	[4]	(3,729.8)	[4]
Gross profit		5,029.2		4,020.2	[4]	3,145.3	[4]
Other income		0.0		95.8	[4]	93.8	[4]
Research and development costs		(1,575.9)		(1,259.7)	[4]	(1,105.8)	[4]
Selling, General and Administrative Expense		(488.0)		(416.6)	[4]	(374.8)	[4]
Income from operations		2,965.3		2,439.7	[4]	1,758.5	[4]
Interest and other, net		(28.3)		(50.3)	[4]	33.7	[4]
Income before income taxes		2,937.0		2,389.4	[4],[5]	1,792.2	[4],[5]
Income Tax Expense (Benefit)		(351.6)		(306.0)	[4],[5]	(234.4)	[4],[5]
Income (Loss) from Continuing Operations After Tax before Equity Method Investments, Noncontrolling Interest		2,585.4		2,083.4	[4]	1,557.8	[4]
Profit (loss) related to equity method investments		(6.2)		16.7	[4]	0.0	[4]
Accumulated other comprehensive income		285.0		251.5	[1]
Net income	[6]	€ 2,591.6		€ 2,066.7	[2],[4],[7]	€ 1,557.8	[2],[4],[7]
Earnings Per Share, Basic		€ 6.10		€ 4.81	[4]	€ 3.66	[4]
Earnings Per Share, Diluted	[8],[9]	€ 6.08		€ 4.79	[4],[10]	€ 3.64	[10]
Basic		424.9		429.8	[4]	425.6	[4]
Diluted	[8],[9]	426.4		431.6	[4]	427.7	[4]
Proportionate share of OCI from equity method investments		€ (4.8)		€ (1.0)	[7]	€ 0.0	[7]
Foreign currency translation and effective portion of hedges on net investments		18.2		(329.0)	[7]	120.4	[7]
Gain (loss) on derivative financial instruments		8.3		(16.6)	[7]	6.0	[7]
Transfers to net income		11.8		(3.1)	[7]	2.4	[7]
Other comprehensive income, net of taxes		33.5		(349.7)	[7]	128.8	[7]
Total comprehensive income, net of taxes		2,625.1		1,717.0	[7]	1,686.6	[7]
Comprehensive Income (Loss), Net of Tax, Attributable to Parent		2,625.1		1,717.0	[7]	1,686.6	[7]
Short-term investments		913.3		1,029.3	[1]
Accounts receivable, net		1,498.2		1,740.3	[1],[11]
Finance receivables, net		611.1		59.1	[1]
Current tax assets		79.7		61.6	[1]
Contract Assets, Current		95.9		270.4	[1],[12]
Inventories, net		3,439.5		2,955.6	[1],[13]
Deferred tax assets	[14]			0.0		0.0
Other assets		772.6	[15]	510.5	[1],[16]
Total current assets		10,531.4		8,885.8	[1]
Finance receivables, net		275.1		159.4	[1],[17]
Deferred tax assets		236.3	[15]	31.7	[1],[14],[18]	34.9	[14]
Other assets		806.1		708.2	[1],[19]
Equity Method Investments		915.8		982.2	[1]
Goodwill		4,541.1		4,541.1	[1]	4,873.9
Other intangible assets, net		1,104.0		1,166.0	[1]
Property, plant and equipment, net		1,589.5		1,600.8	[1],[3]	1,687.2	[3]
Right-of-Use Assets, Non-Current		137.6		113.7	[1]
Total non-current assets		9,605.5		9,303.1	[1]
Total assets		20,136.9		18,188.9	[1]
Accounts payable		964.0		837.3	[1]
Accrued and other liabilities		911.4		625.5	[1],[20]
Current tax liabilities		187.9		152.0	[1]
Current portion of long-term debt		0.0		25.2	[1]
Contract Liabilities, Current		1,728.6		1,530.0	[1]
Total current liabilities		3,791.9		3,170.0	[1]
Long-term debt		3,026.5		3,000.1	[1]
Deferred and other tax liabilities		251.2		341.1	[1]
Restructuring Reserve, Noncurrent		160.3		21.0
Contract Liabilities, Noncurrent		1,224.6		622.0	[1]
Accrued and other liabilities		201.7		279.3	[1],[20]
Total non-current liabilities		4,704.0		4,242.5	[1]
Total liabilities		8,495.9		7,412.5	[1]
Issued and outstanding shares		38.6		38.8	[1]
Share premium		3,741.3		3,732.5	[1]
Treasury Stock, Value		1,621.8		557.9	[1]
Retained earnings		9,197.9	[15]	7,311.5	[1]
Stockholders' Equity Attributable to Parent		11,641.0		10,776.4	[1]	9,972.4		€ 10,691.1		8,454.9
Total liabilities and shareholders’ equity		20,136.9		18,188.9	[1]
Depreciation, Depletion and Amortization	[21]	422.7		417.5	[2]	356.9	[2]
Impairment		15.4		9.0	[2]	3.5	[2]
Gain (Loss) on Disposition of Property Plant Equipment	[22]	(3.6)		(2.8)	[2]	(5.2)	[2]
Share-based payments		46.3		53.1	[2]	47.7	[2]
Allowance for doubtful receivables		11.2		7.8	[2]	3.2	[2]
Allowance for obsolete inventory		218.2		120.1	[2]	73.0	[2]
Deferred Income Taxes and Tax Credits		(238.5)		(8.4)	[2]	13.4	[2]
Proceeds from Equity Method Investment, Distribution		61.6		36.4	[2]	0.0	[2]
Increase (Decrease) in Accounts Receivable		(201.2)		1,136.4	[2]	(213.4)	[2]
Increase (Decrease) in Leasing Receivables		664.9		(237.0)	[2]	62.9	[2]
Increase (Decrease) in Inventories	[22]	515.7		284.1	[2]	(5.4)	[2]
Increase (Decrease) in Other Operating Assets		404.0		169.4	[2]	122.1	[2]
Accrued and other liabilities		237.7		90.9	[2]	(27.0)	[2]
Accounts payable		97.9		266.6	[2]	50.9	[2]
Current tax assets and liabilities		13.1		(151.8)	[2]	93.4	[2]
Increase (Decrease) in Contract with Customer, Liability		975.3		260.5	[2]	(546.0)	[2]
Net cash provided by operating activities		3,072.7		1,818.3	[2]	1,665.9	[2]
Payments to Acquire Property, Plant, and Equipment	[23]	574.0	[24],[25]	338.9	[2]	316.3	[2]
Payments to Acquire Intangible Assets		35.5		19.1	[2]	8.4	[2]
Payments to Acquire Other Investments		918.1		1,129.3	[2]	2,520.0	[2]
Maturity of short-term investments		1,034.1		1,250.0	[2]	2,320.0	[2]
Payments for (Proceeds from) Derivative Instrument, Investing Activities		2.4		(27.0)	[2]	15.0	[2]
Payments for (Proceeds from) Other Investing Activities		1.0		0.6	[2]	0.0	[2]
Proceeds from (Repayments of) Debt		5.4		1.6	[2]	(7.4)	[2]
Payments to Acquire Equity Method Investments		0.0		1,019.7	[2]	0.0	[2]
Proceeds from Equity Method Investment, Distribution, Return of Capital	[2]	89.2		19.7
Payments to Acquire Businesses, Net of Cash Acquired		0.0		0.0	[2]	2,641.3	[2]
Net cash used in investing activities		(491.5)		(1,229.0)	[2]	(3,188.4)	[2]
Payments of Dividends		597.1		516.7	[2]	445.9	[2]
Payments for Repurchase of Common Stock		1,146.2		500.0	[2]	400.0	[2]
Net proceeds from issuance of shares		21.8		50.6	[2]	582.7	[2],[26]
Net proceeds from issuance of notes		0.0		0.0	[2]	2,230.6	[2],[25],[27]
Repayments of Long-term Debt		2.8	[25]	243.0	[2]	4.7	[2]
Tax benefit (deficit) from share-based payments		0.0		0.0	[2]	0.9	[2]
Net cash from (used in) financing activities		(1,724.3)		(1,209.1)	[2]	1,963.6	[2]
Net cash flows		856.9		(619.8)	[2]	441.1	[2]
Effect of changes in exchange rates on cash		5.2		(28.1)	[2]	7.1	[2]
Cash and Cash Equivalents, Period Increase (Decrease)		862.1		(647.9)	[2]	448.2	[2]
lease liabilities for operating leases [Member] | leases [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		(114.0)		(131.0)
Product [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Sales	[10]	8,259.1		6,424.4	[4],[28],[29]	4,718.9	[4],[28],[29],[30],[31]
Cost of Goods and Services Sold		(4,141.2)		(3,439.9)	[4]	(2,423.9)	[4],[10]
Service and Field Options [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Sales	[10]	2,684.9		2,538.3	[4]	2,156.2	[4]
Cost of Goods and Services Sold		€ (1,773.6)		(1,502.6)	[4]	(1,305.9)	[4],[10]
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents				2,259.0		2,906.9				2,458.7
Net Sales				9,052.8		6,794.8
Cost of Goods and Services Sold				(4,976.1)		(3,750.3)
Gross profit				4,076.7		3,044.5
Other income				95.8		93.8
Research and development costs				(1,259.7)		(1,105.8)
Selling, General and Administrative Expense				(416.6)		(374.8)
Income from operations				2,496.2		1,657.7
Interest and other, net				(50.3)		33.7
Income before income taxes				2,445.9		1,691.4
Income Tax Expense (Benefit)				(310.7)		(219.5)
Income (Loss) from Continuing Operations After Tax before Equity Method Investments, Noncontrolling Interest				2,135.2		1,471.9
Profit (loss) related to equity method investments				16.7		0.0
Accumulated other comprehensive income				251.5		601.2
Net income				€ 2,118.5		€ 1,471.9
Earnings Per Share, Basic				€ 4.93		€ 3.46
Earnings Per Share, Diluted				€ 4.91		€ 3.44
Basic				429.8		425.6
Diluted				431.6		427.7
Proportionate share of OCI from equity method investments				€ (1.0)		€ 0.0
Foreign currency translation and effective portion of hedges on net investments				(329.0)		120.4
Gain (loss) on derivative financial instruments				(16.6)		6.0
Transfers to net income				(3.1)		2.4
Other comprehensive income, net of taxes				(349.7)		128.8
Total comprehensive income, net of taxes				1,768.8		1,600.7
Comprehensive Income (Loss), Net of Tax, Attributable to Parent				1,768.8		1,600.7
Short-term investments				1,029.3		1,150.0
Accounts receivable, net				1,772.3		700.2
Finance receivables, net				59.1		447.4
Current tax assets				61.6		11.6
Contract Assets, Current				0.0		0.0
Inventories, net				2,958.4		2,780.9
Deferred tax assets						0.0
Other assets				867.3		560.4
Total current assets				9,007.0		8,557.4
Finance receivables, net				264.9		117.2
Deferred tax assets				31.7		34.9
Contract with Customer, Asset, Net, Noncurrent						0.0
Other assets				602.7		612.3
Equity Method Investments				982.2		0.0
Goodwill				4,541.1		4,873.9
Other intangible assets, net				1,166.0		1,323.0
Property, plant and equipment, net				1,600.8		1,687.2
Right-of-Use Assets, Non-Current				0.0		0.0
Total non-current assets				9,189.4		8,648.5
Total assets				18,196.4		17,205.9
Accounts payable				837.3		593.2
Accrued and other liabilities				2,327.4		2,237.8
Current tax liabilities				152.0		201.9
Current portion of long-term debt				25.2		247.7
Contract Liabilities, Current				0.0		0.0
Total current liabilities				3,341.9		3,280.6
Long-term debt				3,000.1		3,071.8
Deferred and other tax liabilities				327.9		396.9
Restructuring Reserve, Noncurrent						20.5
Contract Liabilities, Noncurrent				0.0		0.0
Accrued and other liabilities				850.3		615.7
Total non-current liabilities				4,178.3		4,104.9
Total liabilities				7,520.2		7,385.5
Issued and outstanding shares				38.8		39.4
Share premium				3,732.5		3,693.5
Treasury Stock, Value				557.9		796.2
Retained earnings				5,092.8		4,810.6
Stockholders' Equity Attributable to Parent				10,676.2		9,820.4
Total liabilities and shareholders’ equity				18,196.4		17,205.9
Depreciation, Depletion and Amortization				417.5		356.9
Impairment				9.0		3.5
Gain (Loss) on Disposition of Property Plant Equipment				(2.8)		(5.2)
Share-based payments				53.1		47.7
Allowance for doubtful receivables				7.8		3.2
Allowance for obsolete inventory				120.1		73.0
Deferred Income Taxes and Tax Credits				(7.6)		(0.6)
Proceeds from Equity Method Investment, Distribution				16.7
Increase (Decrease) in Accounts Receivable				1,142.4		(187.4)
Increase (Decrease) in Leasing Receivables				(224.8)		156.1
Increase (Decrease) in Inventories				237.8		43.7
Increase (Decrease) in Other Operating Assets				389.8		152.9
Accrued and other liabilities				491.2		(273.9)
Accounts payable				266.5		50.9
Current tax assets and liabilities				(151.8)		93.4
Increase (Decrease) in Contract with Customer, Liability				0.0		0.0
Net cash provided by operating activities				1,798.6		1,665.9
Payments to Acquire Property, Plant, and Equipment				338.9		316.3
Payments to Acquire Intangible Assets				19.1		8.4
Payments to Acquire Other Investments				1,129.3		2,520.0
Maturity of short-term investments				1,250.0		2,320.0
Payments for (Proceeds from) Derivative Instrument, Investing Activities				(27.0)		15.0
Payments for (Proceeds from) Other Investing Activities				0.6		0.0
Proceeds from (Repayments of) Debt				1.6		(7.4)
Payments to Acquire Equity Method Investments				1,019.7		0.0
Proceeds from Equity Method Investment, Distribution, Return of Capital				19.7		0.0
Payments to Acquire Businesses, Net of Cash Acquired				0.0		2,641.3
Net cash used in investing activities				(1,209.3)		(3,188.4)
Payments of Dividends				516.7		445.9
Payments for Repurchase of Common Stock				500.0		400.0
Net proceeds from issuance of shares				50.6		582.7
Net proceeds from issuance of notes				0.0		2,230.6
Repayments of Long-term Debt				243.0		4.7
Tax benefit (deficit) from share-based payments				0.0		0.9
Net cash from (used in) financing activities				(1,209.1)		1,963.6
Net cash flows				(619.8)		441.1
Effect of changes in exchange rates on cash				(28.1)		7.1
Cash and Cash Equivalents, Period Increase (Decrease)				(647.9)		448.2
Previously Reported [Member] | Product [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Sales				6,373.7		4,672.0
Cost of Goods and Services Sold	[4],[10]			(3,459.0)		(2,468.2)
Previously Reported [Member] | Service and Field Options [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Sales				2,679.1		2,122.8
Cost of Goods and Services Sold	[4],[10]			(1,517.1)		(1,282.1)
Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents				0.0		0.0				0.0
Net Sales				(90.1)		80.3
Cost of Goods and Services Sold				33.6		20.5
Gross profit				(56.5)		100.8
Other income				0.0		0.0
Research and development costs				0.0		0.0
Selling, General and Administrative Expense				0.0		0.0
Income from operations				(56.5)		100.8
Interest and other, net				0.0		0.0
Income before income taxes				(56.5)		100.8
Income Tax Expense (Benefit)				4.7		(14.9)
Income (Loss) from Continuing Operations After Tax before Equity Method Investments, Noncontrolling Interest				(51.8)		85.9
Profit (loss) related to equity method investments				0.0		0.0
Accumulated other comprehensive income				0.0		0.0
Net income				(51.8)		85.9
Proportionate share of OCI from equity method investments				0.0
Foreign currency translation and effective portion of hedges on net investments				0.0
Gain (loss) on derivative financial instruments				0.0
Transfers to net income				0.0
Other comprehensive income, net of taxes				0.0		0.0
Total comprehensive income, net of taxes				(51.8)		85.9
Comprehensive Income (Loss), Net of Tax, Attributable to Parent				(51.8)		85.9
Short-term investments				0.0		0.0
Accounts receivable, net				(32.0)		(26.0)
Finance receivables, net				0.0		0.0
Current tax assets				0.0		0.0
Contract Assets, Current				270.4		91.6
Inventories, net				(2.8)		(49.1)
Deferred tax assets						0.0
Other assets				(356.8)		(62.8)
Total current assets				(121.2)		(46.3)
Finance receivables, net				0.0		(61.3)
Deferred tax assets				0.0		0.0
Contract with Customer, Asset, Net, Noncurrent						56.7
Other assets				0.0		0.0
Equity Method Investments				0.0		0.0
Goodwill				0.0		0.0
Other intangible assets, net				0.0		0.0
Property, plant and equipment, net				0.0		0.0
Right-of-Use Assets, Non-Current				0.0		0.0
Total non-current assets				0.0		(4.6)
Total assets				(121.2)		(50.9)
Accounts payable				0.0		0.0
Accrued and other liabilities				(1,734.6)		(1,590.8)
Current tax liabilities				0.0		0.0
Current portion of long-term debt				0.0		0.0
Contract Liabilities, Current				1,530.0		1,386.4
Total current liabilities				(204.6)		(204.4)
Long-term debt				0.0		0.0
Deferred and other tax liabilities				13.2		14.0
Restructuring Reserve, Noncurrent						0.0
Contract Liabilities, Noncurrent				622.0		447.4
Accrued and other liabilities				(652.0)		(459.9)
Total non-current liabilities				(16.8)		1.5
Total liabilities				(221.4)		(202.9)
Issued and outstanding shares				0.0		0.0
Share premium				0.0		0.0
Treasury Stock, Value				0.0		0.0
Retained earnings				152.0
Retained earnings opening balance adjustment									€ 66.1
Stockholders' Equity Attributable to Parent				100.2		152.0
Total liabilities and shareholders’ equity				(121.2)		(50.9)
Depreciation, Depletion and Amortization				0.0		0.0
Impairment				0.0		0.0
Gain (Loss) on Disposition of Property Plant Equipment				0.0		0.0
Share-based payments				0.0		0.0
Allowance for doubtful receivables				0.0		0.0
Allowance for obsolete inventory				0.0		0.0
Deferred Income Taxes and Tax Credits				(0.8)		14.0
Proceeds from Equity Method Investment, Distribution				0.0
Increase (Decrease) in Accounts Receivable				(6.0)		(26.0)
Increase (Decrease) in Leasing Receivables				61.3		(61.3)
Increase (Decrease) in Inventories				46.3		(49.1)
Increase (Decrease) in Other Operating Assets				(294.0)		(62.8)
Accrued and other liabilities				(400.3)		246.9
Accounts payable				0.0		0.0
Current tax assets and liabilities				0.0		0.0
Increase (Decrease) in Contract with Customer, Liability				260.5		(546.0)
Net cash provided by operating activities				0.0		0.0
Payments to Acquire Property, Plant, and Equipment				0.0		0.0
Payments to Acquire Intangible Assets				0.0		0.0
Payments to Acquire Other Investments				0.0		0.0
Maturity of short-term investments				0.0		0.0
Payments for (Proceeds from) Derivative Instrument, Investing Activities				0.0		0.0
Payments for (Proceeds from) Other Investing Activities				0.0		0.0
Proceeds from (Repayments of) Debt				0.0		0.0
Payments to Acquire Equity Method Investments				0.0		0.0
Proceeds from Equity Method Investment, Distribution, Return of Capital				0.0		0.0
Payments to Acquire Businesses, Net of Cash Acquired				0.0		0.0
Net cash used in investing activities				0.0		0.0
Payments of Dividends				0.0		0.0
Payments for Repurchase of Common Stock				0.0		0.0
Net proceeds from issuance of shares				0.0		0.0
Net proceeds from issuance of notes				0.0		0.0
Repayments of Long-term Debt				0.0		0.0
Tax benefit (deficit) from share-based payments				0.0		0.0
Net cash from (used in) financing activities				0.0		0.0
Net cash flows				0.0		0.0
Effect of changes in exchange rates on cash				0.0		0.0
Cash and Cash Equivalents, Period Increase (Decrease)				0.0		0.0
Restatement Adjustment [Member] | Product [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Sales				50.7		46.9
Cost of Goods and Services Sold	[4],[10]			19.1		44.3
Restatement Adjustment [Member] | Service and Field Options [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Sales				(140.8)		33.4
Cost of Goods and Services Sold	[4],[10]			14.5		(23.8)
Restated amount, previously reported including adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents				2,259.0		2,906.9				€ 2,458.7
Net Sales				8,962.7		6,875.1
Cost of Goods and Services Sold				(4,942.5)		(3,729.8)
Gross profit				4,020.2		3,145.3
Other income				95.8		93.8
Research and development costs				(1,259.7)		(1,105.8)
Selling, General and Administrative Expense				(416.6)		(374.8)
Income from operations				2,439.7		1,758.5
Interest and other, net				(50.3)		33.7
Income before income taxes				2,389.4		1,792.2
Income Tax Expense (Benefit)				(306.0)		(234.4)
Income (Loss) from Continuing Operations After Tax before Equity Method Investments, Noncontrolling Interest				2,083.4		1,557.8
Profit (loss) related to equity method investments				16.7		0.0
Accumulated other comprehensive income				251.5		601.2
Net income				€ 2,066.7		€ 1,557.8
Earnings Per Share, Basic				€ 4.81		€ 3.66
Earnings Per Share, Diluted				€ 4.79		€ 3.64
Basic				429.8		425.6
Diluted				431.6		427.7
Proportionate share of OCI from equity method investments				€ (1.0)		€ 0.0
Foreign currency translation and effective portion of hedges on net investments				(329.0)		120.4
Gain (loss) on derivative financial instruments				(16.6)		6.0
Transfers to net income				(3.1)		2.4
Other comprehensive income, net of taxes				(349.7)		128.8
Total comprehensive income, net of taxes				1,717.0		1,686.6
Comprehensive Income (Loss), Net of Tax, Attributable to Parent				1,717.0		1,686.6
Short-term investments				1,029.3		1,150.0
Accounts receivable, net				1,740.3		674.2
Finance receivables, net				59.1		447.4
Current tax assets				61.6		11.6
Contract Assets, Current				270.4		91.6
Inventories, net				2,955.6		2,731.8
Deferred tax assets						0.0
Other assets				510.5		497.6
Total current assets				8,885.8		8,511.1
Finance receivables, net				264.9		55.9
Deferred tax assets				31.7		34.9
Contract with Customer, Asset, Net, Noncurrent						56.7
Other assets				602.7		612.3
Equity Method Investments				982.2		0.0
Goodwill				4,541.1		4,873.9
Other intangible assets, net				1,166.0		1,323.0
Property, plant and equipment, net				1,600.8		1,687.2
Right-of-Use Assets, Non-Current				0.0		0.0
Total non-current assets				9,189.4		8,643.9
Total assets				18,075.2		17,155.0
Accounts payable				837.3		593.2
Accrued and other liabilities				592.8		647.0
Current tax liabilities				152.0		201.9
Current portion of long-term debt				25.2		247.7
Contract Liabilities, Current				1,530.0		1,386.4
Total current liabilities				3,137.3		3,076.2
Long-term debt				3,000.1		3,071.8
Deferred and other tax liabilities				341.1		410.9
Restructuring Reserve, Noncurrent						20.5
Contract Liabilities, Noncurrent				622.0		447.4
Accrued and other liabilities				198.3		155.8
Total non-current liabilities				4,161.5		4,106.4
Total liabilities				7,298.8		7,182.6
Issued and outstanding shares				38.8		39.4
Share premium				3,732.5		3,693.5
Treasury Stock, Value				557.9		796.2
Retained earnings				5,244.8		4,876.7
Stockholders' Equity Attributable to Parent				10,776.4		9,972.4
Total liabilities and shareholders’ equity				18,075.2		17,155.0
Depreciation, Depletion and Amortization				417.5		356.9
Impairment				9.0		3.5
Gain (Loss) on Disposition of Property Plant Equipment				(2.8)		(5.2)
Share-based payments				53.1		47.7
Allowance for doubtful receivables				7.8		3.2
Allowance for obsolete inventory				120.1		73.0
Deferred Income Taxes and Tax Credits				(8.4)		13.4
Proceeds from Equity Method Investment, Distribution				16.7
Increase (Decrease) in Accounts Receivable				1,136.4		(213.4)
Increase (Decrease) in Leasing Receivables				(163.5)		94.8
Increase (Decrease) in Inventories				284.1		(5.4)
Increase (Decrease) in Other Operating Assets				95.8		90.1
Accrued and other liabilities				90.9		(27.0)
Accounts payable				266.5		50.9
Current tax assets and liabilities				(151.8)		93.4
Increase (Decrease) in Contract with Customer, Liability				260.5		(546.0)
Net cash provided by operating activities				1,798.6		1,665.9
Payments to Acquire Property, Plant, and Equipment				338.9		316.3
Payments to Acquire Intangible Assets				19.1		8.4
Payments to Acquire Other Investments				1,129.3		2,520.0
Maturity of short-term investments				1,250.0		2,320.0
Payments for (Proceeds from) Derivative Instrument, Investing Activities				(27.0)		15.0
Payments for (Proceeds from) Other Investing Activities				0.6		0.0
Proceeds from (Repayments of) Debt				1.6		(7.4)
Payments to Acquire Equity Method Investments				1,019.7		0.0
Proceeds from Equity Method Investment, Distribution, Return of Capital				19.7		0.0
Payments to Acquire Businesses, Net of Cash Acquired				0.0		2,641.3
Net cash used in investing activities				(1,209.3)		(3,188.4)
Payments of Dividends				516.7		445.9
Payments for Repurchase of Common Stock				500.0		400.0
Net proceeds from issuance of shares				50.6		582.7
Net proceeds from issuance of notes				0.0		2,230.6
Repayments of Long-term Debt				243.0		4.7
Tax benefit (deficit) from share-based payments				0.0		0.9
Net cash from (used in) financing activities				(1,209.1)		1,963.6
Net cash flows				(619.8)		441.1
Effect of changes in exchange rates on cash				(28.1)		7.1
Cash and Cash Equivalents, Period Increase (Decrease)				(647.9)		448.2
Restated amount, previously reported including adjustment [Member] | Product [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Sales				6,424.4		4,718.9
Cost of Goods and Services Sold	[4],[10]			(3,439.9)		(2,423.9)
Restated amount, previously reported including adjustment [Member] | Service and Field Options [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net Sales				2,538.3		2,156.2
Cost of Goods and Services Sold	[4],[10]			€ (1,502.6)		€ (1,305.9)

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[4]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[5]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[6]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies. The Retained Earnings balance at January 1, 2016 has been increased by EUR 66.1 million to reflect the changes in the new Revenue Recognition Standard.
[7]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[8]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies. 2.The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of options when exercise would be anti-dilutive.
[9]	The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of options when exercise would be anti-dilutive.
[10]	As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.
[11]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[12]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[13]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[14]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[15]	2.As per January 1, 2018, ASML has adopted ASU No. 2016-16 Income Taxes (ASC 740) 'Intra-Entity Transfers of Assets Other Than Inventory', adjusted to retained earnings as of January 1, 2018. See Note 1 General information / summary of significant accounting policies.
[16]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[17]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[18]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[19]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[20]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[21]	In 2018, depreciation and amortization includes EUR 315.4 million of depreciation of property, plant and equipment (2017: EUR 308.2 million, 2016: EUR 290.8 million), EUR 103.7 million of amortization of intangible assets (2017: EUR 105.5 million, 2016: EUR 63.5 million) and EUR 3.6 million of amortization of underwriting commissions and discount related to the bonds and credit facility (2017: EUR 3.8 million, 2016: EUR 2.6 million).
[22]	In 2018, an amount of EUR 70.8 million (2017: EUR 45.8 million, 2016: EUR 22.8 million) of the disposal of property, plant and equipment relates to non-cash transfers to inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these Consolidated Statements of Cash Flows. Additionally, in 2018, an amount of EUR 54.7 million of land and buildings was reclassified to other assets. See Note 13 Property, plant and equipment.
[23]	5.In 2018, an amount of EUR 59.8 million (2017: EUR 13.4 million, 2016: EUR 21.6 million) of the additions in property, plant and equipment relates to non-cash transfers from inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these Consolidated Statements of Cash Flows. See Note 13 Property, plant and equipment.
[24]	6.In 2018, an amount of EUR 191.6 million (2017: EUR 36.5 million) of the purchase of property, plant and equipment relates to funding provided for tooling to our equity method investment. This funding is not reflected as addition in our movement schedule of property, plant and equipment, see Note 13 Property, plant and equipment, but is presented as part of the other assets. For further details regarding our equity method investments see Note 10 Equity method investments.
[25]	7.In 2018, an amount of EUR 24.5 million of the purchase of property, plant and equipment relates to exercising the purchase option of our headquarters in Veldhoven in June 2018. This cash outflow is not reflected as addition in our movement schedule of property, plant and equipment as it was previously recognized as property, plant and equipment as Koppelenweg I B.V. was a VIE. See Note 13 Property, plant and equipment.
[26]	8.In 2016, net proceeds from issuance of shares include an amount of EUR 536.6 million which is included in the consideration transferred for the acquisition of HMI. See Note 2 Business combinations.
[27]	9.In 2016, net proceeds from issuance of notes relate to the total cash proceeds of EUR 2,230.6 million (net of incurred transaction costs) from the issuance of our EUR 500 million 0.625 percent senior notes due 2022, our EUR 1,000 million 1.375 percent senior notes due 2026 and our EUR 750 million 1.625 percent senior notes due 2026.
[28]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[29]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[30]	2.As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.
[31]	As of January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The 2016 numbers have been adjusted to reflect this change in accounting policy.